UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-05207

                              ACM INCOME FUND, INC.

               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: December 31, 2007

                    Date of reporting period: March 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

PORTFOLIO OF INVESTMENTS
March 31, 2006                                                   ACM Income Fund

                                                      Principal
                                                         Amount
                                                          (000)     U.S. $ Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AND GOVERNMENT SPONSORED
   AGENCY OBLIGATIONS-99.5%
U.S. Treasury Bonds-36.1%
   5.375%, 2/15/31(a) .....................   U.S.$       1,961   $    2,064,258
   6.25%, 5/15/30(b) ......................              62,230       72,726,459
   11.25%, 2/15/15(b) .....................             160,000      232,312,480
   12.00%, 8/15/13(a) .....................              82,000       95,027,094
   12.50%, 8/15/14(a) .....................              70,300       86,891,925
   13.25%, 5/15/14(a) .....................             150,000      186,216,750
                                                                  --------------
                                                                     675,238,966
                                                                  --------------
U.S. Treasury Notes-17.5%
   2.625%, 5/15/08(a) .....................              24,615       23,534,254
   3.00%, 11/15/07(a) .....................              50,000       48,566,400
   3.25%, 8/15/07(a) ......................              80,000       78,300,000
   3.50%,11/15/09(a) ......................                 154          147,262
   3.875%, 2/15/13(a) .....................               3,030        2,856,960
   4.00%, 9/30/07-11/15/12(a)(b) ..........              54,614       53,767,440
   4.125%, 8/15/08-5/15/15(a) .............               3,074        2,973,243
   4.25%, 11/30/07-8/15/15(a) .............              21,020       20,491,615
   4.375%, 8/15/12(a) .....................                 700          681,816
   4.50%, 11/15/15(b) .....................              36,435       35,356,196
   4.50%, 2/15/16(a) ......................                 598          581,602
   4.75%, 5/15/14(a)(b) ...................              60,280       59,752,550
   4.875%, 2/15/12(a) .....................                 250          250,391
                                                                  --------------
                                                                     327,259,729
                                                                  --------------
U.S. Treasury Strips-14.9%
   Zero coupon, 5/15/17(a) ................             260,000      149,831,760
   Zero coupon, 11/15/21(a) ...............             285,350      129,174,235
                                                                  --------------
                                                                     279,005,995
                                                                  --------------
Federal National Mortgage Association-20.8%
   5.00%, TBA .............................              53,460       50,887,237
   5.00%, 1/01/18-10/25/33(a) .............              37,191       18,689,446
   5.375%, 6/07/21(c) .....................     GBP         144          269,057
   5.50%, TBA .............................   U.S.$     115,505      112,725,719
   5.50%, 9/25/17-7/25/34(a) ..............              15,771       15,542,024
   6.00%, TBA .............................              36,960       36,948,468
   6.50%, TBA .............................             111,260      113,346,125
   6.50%, 1/01/36(c) ......................               9,100        9,305,461
   6.50%, 4/25/32-2/01/36(a) ..............              30,854       31,462,093
                                                                  --------------
                                                                     389,175,630
                                                                  --------------
Federal Home Loan Mortgage Corporation-5.8%
   5.00%, 4/15/16(a) ......................              10,623       10,460,729
   5.50%, 7/15/17(a) ......................              15,680       15,782,674
   5.50%, 10/01/27(c) .....................              73,095       71,358,994
   6.00%, 6/01/20(a) ......................               9,451        9,567,620
                                                                  --------------
                                                                     107,170,017
                                                                  --------------
Resolution Funding Corp.-3.8%
   Zero coupon, 10/15/20 ..................             150,000       70,431,900
                                                                  --------------
Government National Mortgage
   Association-0.6%
   6.00%, 7/20/32(c) ......................               6,560        6,564,100
   7.00%, 12/15/26(a) .....................               4,274        4,451,232
                                                                  --------------
                                                                      11,015,332
                                                                  --------------
Total U.S. Government and Government
    Sponsored Agency Obligations
    (cost $1,857,809,295) .................                        1,859,297,569
                                                                  --------------

PORTFOLIO OF INVESTMENTS
March 31, 2006                                                   ACM Income Fund

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
SOVEREIGN DEBT OBLIGATIONS-33.3%
ARGENTINA-1.6%
Republic of Argentina
   Zero Coupon, 12/15/35(c) ................   U.S.$        6,338   $    570,420
   Zero Coupon, 12/15/35(c) ................     ARS        4,423        130,628
   0.63%, 12/31/38(c) ......................                1,285        212,272
   4.889%, 8/03/12 FRN(c) ..................   U.S.$       20,783     19,283,239
   5.83%, 12/31/33(c) ......................     ARS        1,320        542,594
   7.82%, 12/31/33(c) ......................     EUR        5,648      6,605,359
   8.28%, 12/31/33(b) ......................   U.S.$        2,183      2,145,186
                                                                    ------------
                                                                      29,489,698
                                                                    ------------
BRAZIL-9.6%
Brazilian Real Structured Notes
   Zero Coupon, 9/20/07(d) .................     BRL      120,551     45,397,471
   Zero Coupon, 1/03/08(d) .................               59,180     21,470,725
   Zero Coupon, 1/05/09(d) .................               76,692     24,195,934
   Zero Coupon, 1/05/10(d) .................              180,614     49,460,567
Republic of Brazil
   7.125%, 1/20/37(b)(c) ...................                3,865      3,787,700
   8.00%, 1/15/18(c) .......................                1,144      1,240,096
   8.25%, 1/20/34(c) .......................                3,274      3,606,311
   8.875%, 10/14/19(c) .....................                  539        623,353
   10.50%, 7/14/14(c) ......................                2,137      2,660,565
   12.00%, 4/15/10(c) ......................               11,100     13,542,000
   12.50%, 1/05/16(c) ......................               15,439      7,205,818
   12.75%, 1/15/20(c) ......................   U.S.$        3,400      5,057,500
Republic of Brazil-DCB FRN
   Series L
   5.25%, 4/15/12(c) .......................                1,554      1,555,440
                                                                    ------------
                                                                     179,803,480
                                                                    ------------
BULGARIA-0.0%
Republic of Bulgaria
   8.25%, 1/15/15(d) .......................                  346        404,474
                                                                    ------------
COLOMBIA-1.0%
Republic of Colombia
   10.75%, 1/15/13(c) ......................                1,239      1,535,121
   11.75%, 3/01/10(c) ......................     COP   14,062,000      7,072,587
   11.75%, 2/25/20(c) ......................   U.S.$        6,404      9,109,690
   12.00%, 10/22/15(c) .....................     COP      950,000        528,639
                                                                    ------------
                                                                      18,246,037
                                                                    ------------
COSTA RICA-0.1%
Costa Rican Colon Structured Notes
   Zero Coupon, 1/12/07(d) .................     CRC      226,359        403,470
Republic of Costa Rica
   8.05%, 1/31/13(d) .......................   U.S.$          195        210,112
   8.11%, 2/01/12(d) .......................                  227        244,025
                                                                    ------------
                                                                         857,607
                                                                    ------------
DOMINICAN REPUBLIC-0.0%
Dominican Peso Structured Notes
   Zero Coupon, 12/11/06(d) ................     DOP       13,100        364,680
   Zero Coupon, 3/12/07(d) .................                3,936        104,820
Dominican Republic
   9.50%, 9/27/11(d) .......................   U.S.$          229        246,699
                                                                    ------------
                                                                         716,199
                                                                    ------------
ECUADOR-0.1%
Republic of Ecuador
   9.00%, 8/15/30(d)(e) ....................                1,161      1,169,708
   9.375%, 12/15/15(d) .....................                  348        365,400
                                                                    ------------
                                                                       1,535,108
                                                                    ------------
EL SALVADOR-0.0%
Republic of El Salvador
   7.625%, 9/21/34(d) ......................                  527        575,748
   7.65%, 6/15/35(d) .......................                   19         19,903
                                                                    ------------
                                                                         595,651
                                                                    ------------

PORTFOLIO OF INVESTMENTS
March 31, 2006                                                   ACM Income Fund

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
France-0.1%
French Treasury Note
   3.00%, 1/12/10(c) .......................     EUR          600   $    714,672
                                                                    ------------
Indonesia-0.7%
Indonesian Rupiah Structured Notes
   11.00%, 11/18/20(d) .....................     IDR    3,553,512        355,936
   12.90%, 3/15/16(d) ......................            2,102,200        237,084
   14.00%, 6/17/09(d) ......................            4,000,000        463,271
   14.25%, 6/19/13(d) ......................           80,000,000      9,677,102
Republic of Indonesia
   6.75%, 3/10/14(d) .......................   U.S.$          965        960,175
   6.875%, 3/09/17(d) ......................                  269        264,965
   7.25%, 4/20/15(d) .......................                  362        370,688
   8.50%, 10/12/35(d) ......................                  251        279,865
                                                                    ------------
                                                                      12,609,086
                                                                    ------------
Lebanon-0.1%
Lebanese Republic
   7.875%, 5/20/11(d) ......................   U.S.$          270        280,530
   10.125%, 8/06/08(d) .....................                  875        940,187
   11.625%, 5/11/16(d) .....................                  120        151,860
                                                                    ------------
                                                                       1,372,577
                                                                    ------------
Mexico-5.7%
Mexican Bonos
   8.00%, 12/19/13(c) ......................     MXN       59,613      5,344,166
   9.00%, 12/22/11(c) ......................              324,550     30,639,393
   9.00%, 12/20/12(c) ......................              384,205     36,348,807
   10.00%, 12/05/24(c) .....................              197,428     20,254,287
United Mexican States
   6.375%, 1/16/13(c) ......................   U.S.$        2,626      2,691,650
   7.50%, 1/14/12(c) .......................                  775        837,000
   8.00%, 9/24/22(c) .......................                2,170      2,536,730
   8.125%, 12/30/19(c) .....................                3,775      4,435,625
   9.875%, 2/01/10(c) ......................                2,180      2,485,200
   11.375%, 9/15/16(c) .....................                1,201      1,692,209
                                                                    ------------
                                                                     107,265,067
                                                                    ------------
Panama-0.2%
Republic of Panama
   6.70%, 1/26/36(c) .......................                  863        861,274
   7.125%, 1/29/26(c) ......................                  973        997,325
   7.25%, 3/15/15(c) .......................                   75         79,500
   8.875%, 9/30/27(c) ......................                  372        451,980
   9.375%, 7/23/12-4/01/29(c) ..............                  283        346,278
   9.625%, 2/08/11(c) ......................                  288        331,200
                                                                    ------------
                                                                       3,067,557
                                                                    ------------
Peru-0.7%
Peru Bono Soberano
   7.84%, 8/12/20(c) .......................     PEN        1,250        355,250
   8.60%, 8/12/17(c) .......................                7,350      2,263,549
   9.91%, 5/05/15(c) .......................                1,600        535,558
Republic of Peru
   7.35%, 7/21/25(c) .......................   U.S.$        1,273      1,250,086
   8.375%, 5/03/16(c) ......................                3,928      4,261,880
   8.75%, 11/21/33(c) ......................                3,854      4,297,210
   9.875%, 2/06/15(c) ......................                  557        654,475
                                                                    ------------
                                                                      13,618,008
                                                                    ------------
Philippines-1.2%
Republic of Philippines
   7.75%, 1/14/31(c) .......................                4,441      4,468,756
   8.375%, 2/15/11(c) ......................                   84         91,031
   8.875%, 3/17/15(c) ......................                3,135      3,523,740
   9.00%, 2/15/13(c) .......................                  450        487,125
   9.50%, 2/02/30(c) .......................                4,112      4,868,608
   9.875%, 1/15/19(c) ......................                  750        901,875
   10.625%, 3/16/25(c) .....................                6,182      8,021,145
                                                                    ------------
                                                                      22,362,280
                                                                    ------------
Poland-0.0%
Poland Government Bond
   6.25%, 10/24/15(c) ......................     PLN        2,036        687,992
                                                                    ------------
Russia-4.8%
Russian Federation
   5.00%, 3/31/30(d) .......................   U.S.$       76,487     83,676,778
   11.00%, 7/24/18(d) ......................                  490        702,660
Russian Ministry of Finance
   3.00%, 5/14/08-5/14/11(c) ...............                6,020      5,651,226
                                                                    ------------
                                                                      90,030,664
                                                                    ------------

PORTFOLIO OF INVESTMENTS
March 31, 2006                                                   ACM Income Fund

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
South Korea-2.0%
Korean Won Structured Notes
   5.25%, 12/10/10-12/11/10(d) .............     KRW   36,649,060   $ 37,559,690
                                                                    ------------
Spain-0.0%
Kingdom of Spain
   5.25%, 4/06/29(c) .......................     GBP          109        210,287
                                                                    ------------
Turkey-3.0%
Republic of Turkey
   6.875%, 3/17/36(c) ......................   U.S.$          953        919,645
   7.375%, 2/05/25(c) ......................                  462        478,863
   11.00%, 1/14/13(c) ......................                1,860      2,332,440
   11.50%, 1/23/12(c) ......................                  860      1,075,000
   11.75%, 6/15/10(c) ......................                  623        749,158
   11.875%, 1/15/30(c) .....................                  208        321,360
Turkish Lira Structured Notes
   Zero coupon, 1/25/07(d) .................     TRY          914        609,006
   Zero coupon, 6/28/07(d) .................               78,561     49,975,889
                                                                    ------------
                                                                      56,461,361
                                                                    ------------
Ukraine-0.1%
Government of Ukraine
   6.875%, 3/04/11(d) ......................   U.S.$          302        304,265
   7.65%, 6/11/13(d) .......................                  157        164,693
   11.00%, 3/15/07(d) ......................                  320        331,539
                                                                    ------------
                                                                         800,497
                                                                    ------------
United Kingdom-1.1%
United Kingdom Gilt
   4.00%, 3/07/09(c) .......................                8,666     14,860,044
   4.25%, 6/07/32-3/07/36(c) ...............     GBP        1,675      2,973,171
   4.75%, 9/07/15(c) .......................                   45         80,266
   5.00%, 3/07/25(c) .......................                  865      1,650,016
   8.00%, 6/07/21(c) .......................                  205        498,744
   8.75%, 8/25/17(c) .......................                  203        489,170
                                                                    ------------
                                                                      20,551,411
                                                                    ------------
Uruguay-0.3%
Republic of Uruguay
   7.50%, 3/15/15(c) .......................                4,120      4,295,100
   7.875%, 1/15/33 PIK(c) ..................                  425        440,096
   8.00%, 11/18/22(c) ......................   U.S.$          334        349,030
   9.25%, 5/17/17(c) .......................                  739        859,088
                                                                    ------------
                                                                       5,943,314
                                                                    ------------
Venezuela-1.0%
Republic of Venezuela
   5.614%, 4/20/11 FRN(d) ..................                  420        421,218
   8.50%, 10/08/14(c) ......................                  287        321,440
   9.25%, 9/15/27(c) .......................                8,614     10,939,780
   10.75%, 9/19/13(c) ......................                4,654      5,801,211
   13.625%, 8/15/18(c) .....................                  422        648,825
                                                                    ------------
                                                                      18,132,474
                                                                    ------------
Total Sovereign Debt Obligations
   (cost $502,574,354) .....................                         623,035,191
                                                                    ------------
CORPORATE DEBT OBLIGATIONS-11.7%
Corporate Debt - High Yield
   Obligations-7.8%
ABB International Finance LTD
   11.50%, 5/29/09(c) ......................     GBP           40         80,101
Allied Domecq Finance PLC
   6.625%, 4/18/11(c) ......................                   50         90,832
Antenna TV SA
   7.25%, 2/15/15(d) .......................     EUR           10         12,285
Ardagh Glass Finance BV
   8.875%, 7/01/13(d) ......................                    3          3,090
Associated Materials Inc. ..................
   Zero Coupon, 3/01/14(c)(f) ..............   U.S.$       12,545      7,213,375
AT&T Corp. .................................
   9.75%, 11/15/31(c) ......................                1,000      1,194,063
Banco BMG SA
   9.15%, 1/15/16(d) .......................                  400        410,000
C&M Finance LTD
   8.10%, 2/01/16(d) .......................                1,690      1,690,593
Central Bank of Nigeria
   6.25%, 11/15/20(c) ......................                2,000      2,002,600

PORTFOLIO OF INVESTMENTS
March 31, 2006                                                   ACM Income Fund

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
Central European Distribution Corp.
   8.00%, 7/25/12(d)........................      EUR          78    $   104,095
Chaoda Modern Agriculture
   7.75%, 2/08/10(d)........................   U.S. $         423        423,000
Charter Communications Holdings
   Zero coupon, 5/15/14(c)(f)...............               10,000      5,200,000
   11.00%, 10/01/15(c)......................                4,009      3,332,481
Citigroup (JSC Severstal)
   9.25%, 4/19/14(d)........................                  230        247,871
Cognis GmbH
   9.50%, 5/15/14(d)........................      EUR           5          6,908
Deutsche Bank AG for Gazstream SA
   5.625%, 7/22/13(d).......................   U.S. $         230        226,108
Digicel, Ltd.
   9.25%, 9/01/12(d)........................                  865        914,738
Eircom Funding
   8.25%, 8/15/13(c)........................      EUR          10         13,482
Evraz Group SA
   8.25%, 11/10/15(d).......................   U.S. $       5,502      5,557,020
Fairfax Financial Holdings Ltd.
   8.30%, 4/15/26*..........................                5,000      3,900,000
Ford Motor Co.
   6.375%, 2/01/29(c).......................                  300        199,500
Ford Motor Credit Co.
   4.95%, 1/15/08(c)........................                  152        141,646
   6.625%, 6/16/08(c).......................                  454        429,706
   7.00%, 10/01/13(c).......................                1,500      1,341,609
   8.625%, 11/01/10(c)......................               25,000     23,951,400
Freeport-McMoran Copper & Gold, Inc.
   10.125%, 2/01/10(c)......................                  500        538,750
Gazprom OAO
   9.625%, 3/01/13(d).......................                3,180      3,760,647
General Motors Acceptance Corp.
   6.75%, 12/01/14(c)*......................               10,000      9,002,050
   6.875%, 9/15/11(c).......................                3,995      3,723,656
   8.00%, 11/01/31(c)*......................                4,000      3,780,408
Hawaiian Telecom Communications, Inc.
   12.50%, 5/01/15(d)*......................                4,940      4,890,600
Heckler & Koch GmbH
   9.25%, 7/15/11(d)........................      EUR           5          6,665
Hertz Corporation
   10.50%, 1/01/16(d)*......................   U.S. $       5,000      5,425,000
Inmarsat Finance PLC
   Zero coupon, 11/15/12(c)(f)..............                6,475      5,503,750
Kazkommerts International BV
   8.50%, 4/16/13(d)........................                  125        133,438
Kyivstar
   7.75%, 4/27/12(d)........................                  100        100,375
   10.375%, 8/17/09(d)......................                  200        217,000
Legrand S.A.
   8.50%, 2/15/25(c)........................                   10         12,250
Mobifon Holdings BV
   12.50%, 7/31/10(c).......................                5,205      5,946,713
Mobile Telesystems Finance S.A.
   9.75%, 1/30/08(d)*.......................                1,185      1,245,731
NCL Corp.
   10.625%, 7/15/14(c)......................                3,845      3,979,575
Noble Group Ltd.
   6.625%, 3/17/15(d).......................                  560        495,014
NRG Energy Inc.
   7.25%, 2/01/14(c)........................                    5          5,081
   7.375%, 2/01/16(c).......................                   15         15,319
Paxson Communications Corp. FRN
   10.7769%, 1/15/13(d).....................                6,000      5,940,000
Quality Distribution LLC
   9.00%, 11/15/10(c).......................                1,775      1,672,938
Rainbow National Services LLC
   10.375%, 9/01/14(d)......................                2,500      2,800,000
Reliant Energy Inc.
   9.50%, 7/15/13(c)........................                4,800      4,806,000
R H Donnelley Corp.
   6.875%, 1/15/13(d).......................                  935        874,225
R H Donnelley Finance Corp. III
   6.875%, 1/15/13(d).......................                1,706      1,595,110
   8.875%, 1/15/16(d).......................                2,695      2,802,800
Rural Cellular Corp.
   9.75%, 1/15/10(c)*.......................                4,500      4,567,500

PORTFOLIO OF INVESTMENTS
March 31, 2006                                                   ACM Income Fund

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
Russian Standard Finance SA
   7.50%, 10/07/10(d).......................   U.S. $         386   $    377,798
Select Medical Corp.
   10.82%, 9/15/15 FRN(d)*..................                5,000      4,550,000
SGL Carbon Luxembourg SA
   8.50%, 2/01/12(d)........................      EUR          10         13,300
SunGard Data Systems, Inc.
   9.125%, 8/15/13(d)*......................   U.S. $       3,500      3,701,250
Time Warner Telecom Inc.
   10.125%, 2/01/11(c)*.....................                2,465      2,591,331
Tyumen Oil Co.
   11.00%, 11/06/07(d)......................                   90         96,597
Unibanco
   8.70%, 2/11/10(d)........................      BRL       4,290      1,903,142
Willis Group N America
   5.125%, 7/15/10(c).......................   U.S. $     500,000        489,470
Yioula Glassworks SA
   9.00%, 12/01/15(d).......................      EUR         253        328,828
                                                                    ------------
Total Corporate Debt - High Yield
   Obligations
   (cost $149,590,534)......................                         146,578,814
                                                                    ------------
Corporate Debt - High Grade Obligations-3.8%
Aegon NV
   6.125%, 12/15/31(c)......................      GBP          26         52,689
AK Steel Corp.
   7.875%, 2/15/09(c)*......................   U.S. $       5,000      5,025,000
Allied Irish Banks PLC
   5.25%, 9/01/15(c)........................      GBP         200        344,307
America Movil S.A. de C.V.
   6.375%, 3/01/35(c).......................   U.S. $         104         97,784
AMP Group Finance Services
   7.125%, 8/06/19(c).......................      GBP          50         90,535
AMP UK Finance Services
   6.375%, 11/17/10(c)......................                  110        198,585
Aries Vermogensverwaltng
   9.60%, 10/25/14(d).......................   U.S. $      11,750     14,680,450
Australia & New Zealand Banking Group Ltd.
   4.875%, 12/22/08(c)......................      GBP         106        184,294
Aviva PLC
   6.125%, 9/29/22(c).......................                   40         73,199
Bank of Scotland Capital Funding
   8.117%, 5/31/10(d)(e)....................                   90        173,505
Barclays Bank
   8.55%, 6/15/11(d)........................   U.S. $         638        717,832
   9.875%, 5/12/08(c).......................      GBP         195        371,133
Berkley W R Corp.
   6.15%, 8/15/19(c)........................   U.S. $         100         97,768
BMW U.S. Capital Corp.
   4.625%, 11/28/08(c)......................      GBP          60        103,472
British Sky Broadcasting PLC
   7.75%, 7/09/09(c)........................                   94        175,238
British Telecommunications PLC
   8.625%, 3/26/20(c).......................                   34         73,686
BSKYB Finance UK PLC
   5.625%, 10/15/15(d)......................   U.S. $         350        337,330
   5.75%, 10/20/17(d).......................      GBP         126        219,266
Capital One Bank
   6.50%, 6/13/13(c)........................   U.S. $       1,200      1,248,691
CIT Group, Inc.
   5.50%, 12/15/08(c).......................      GBP         175        307,158
Citigroup, Inc.
   5.50%, 11/18/15(c).......................                   85        152,870
   5.875%, 7/01/24(c) ......................                   32         61,329
Clear Channel Communications, Inc.
   5.75%, 1/15/13(c)........................   U.S. $         220        209,403
Columbia/HCA HealthCare Corp.
   6.25%, 2/15/13(c)........................                  175        169,755
   7.58%, 9/15/25(c)........................                  630        609,971
   7.69%, 6/15/25(c)........................                  355        351,014

PORTFOLIO OF INVESTMENTS
March 31, 2006                                                   ACM Income Fund

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
Comcast Corp.
   4.95%, 6/15/16(c)........................   U.S. $       1,400     $1,275,805
Comerica Bank
   8.375%, 7/15/24..........................                2,000      2,316,438
Commerzbank CAP FUND
   5.905%, 04/12/18(c)......................      GBP          50         86,493
Commonwealth Bank of Australia
   4.875%, 12/19/23(c)......................                  180        306,705
Countrywide Home Loan
   5.875%, 12/15/08(c)......................                   53         93,577
DaimlerChrysler NA Holding
   7.50%, 12/07/06(c).......................                  210        370,584
Danske Bank A/S
   5.563%, 3/16/17(c).......................                   46         81,124
Duke Capital Corp.
   6.25%, 2/15/13(c)........................   U.S. $       1,500      1,537,799
Emap PLC
   6.25%, 12/09/13(c).......................      GBP         124        218,723
Farmers Exchange Capital
   7.05%, 7/15/28(d)........................   U.S. $         200        202,857
Farmers Insurance Exchange
   8.625%, 5/01/24(d).......................                  250        292,072
FirstEnergy Corp.
   6.45%, 11/15/11(c).......................                  243        251,441
   7.375%, 11/15/31(c)......................                  491        545,390
Foodcorp Ltd.
   8.875%, 6/15/12(d).......................      EUR         194        259,198
FP Finance PLC
   9.125%, 11/25/06(d)(e)...................      GBP          60        106,757
Friends Provident PLC
   6.292%, 7/01/15(c).......................                  127        226,189
General Electric Capital Corp.
   5.375%, 12/18/40(c)......................                   41         78,457
GE Capital UK Funding
   4.75%, 3/15/11(c)........................                  120        206,699
Goldman Sachs Group Inc.
   6.125%, 2/14/17(c).......................                   45         83,538
HBOS PLC
   5.75%, 11/28/25(c)(e)....................                   32         58,726
HSBC Bank USA
   4.625%, 4/01/14(c).......................   U.S. $       1,000        934,179
ILFC E-Capital Trust I
   5.90%, 12/21/65(d)(e)....................                  750        727,889
ING Bank NV
   7.00%, 10/05/10(c).......................      GBP          95        177,904
Inter-American Development Bank
   9.75%, 5/15/15(c)........................                   56        133,730
International Lease Finance Corp.
   3.50%, 4/01/09(c)........................   U.S. $         496        470,039
Investec Finance PLC
   7.75%, 3/01/16(c)(e).....................      GBP          83        154,429
Ipalco Enterprises Inc.
   8.375%, 11/14/08(c)......................   U.S. $         100        104,500
J.P. Morgan Chase & Co.
   6.625%, 3/15/12..........................                1,400      1,471,683
KFW International Finance
   5.375%, 12/07/11(c)......................      GBP          49         87,888
Legal & General Finance PLC
   5.875%, 4/05/33(c).......................                   26         51,768

PORTFOLIO OF INVESTMENTS
March 31, 2006                                                   ACM Income Fund

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
Liberty Mutual Group Inc.
   5.75%, 3/15/14(d)........................   U.S. $         170     $  165,255
Lloyds TSB Capital
   7.834%, 2/07/15(c)(e)....................      GBP          49         99,040
   10.625%, 10/21/08(c).....................                  134        264,568
Marks & Spencer PLC
   5.625%, 3/24/14(c).......................                   89        155,054
   6.250%, 1/23/07(c).......................                   23         40,317
MBNA Europe Funding PLC
   6.00%, 11/12/10(c).......................                   70        126,641
Merrill Lynch & Co.
   6.00%, 2/17/09(c)........................   U.S. $         100        101,785
Mizuho Finance
   5.79%, 4/15/14(d)........................                  100        100,252
MM02 PLC
   7.625%, 1/25/12(c).......................      GBP         106        205,381
MMG Fiduciary (AES EL Salvador) 144A
   6.75%, 2/01/16(d)........................   U.S. $         350        340,145
Morgan Stanley
   5.125%, 11/30/15(c)......................      GBP         100        171,733
Nationwide Building Society
   5.25%, 2/12/18(c)(e).....................                   65        113,608
Northern Rock PLC
   5.75%, 2/28/17(c)(e).....................                  169        301,687
Oracle Corp. / Ozark Holding Inc.
   5.25%, 1/15/16(d)........................   U.S. $         980        940,107
PanAmSat Corp.
   Zero Coupon, 11/01/14(c)(f)..............                8,405      6,051,600
Philip Morris
   7.75%, 1/15/27(c)........................                1,900      2,174,092
Prudential PLC
   6.125%, 12/19/31(c)......................      GBP          27         52,413
Resolution PLC
   6.5864%, 4/25/16(c)......................                   50         85,999
Resona Bank Ltd.
   4.125%, 9/27/12(d).......................      EUR          67         79,057
   5.85%, 4/15/16(d)........................   U.S. $         138        133,905
Resona Preferred Global Securities
   7.191%, 7/30/15(d).......................                  160        166,945
Rexam PLC
   7.125%, 3/27/09(c).......................      GBP          58        105,711
Rogers Cable, Inc.
   5.50%, 3/15/14(c)........................   U.S. $         360        341,100
Royal & Sun Alliance Insurance
   8.50%, 12/08/14(c)(e)....................      GBP          65        131,678
Royal Bank of Scotland Group PLC
   5.625%, 6/07/32(c)(e)....................                   85        157,600
   7.387%, 12/31/10(c)......................                  117        221,653
Santander Central Hispano Issue Ltd.
   6.80%, 11/29/10(c).......................                   83        154,729
   7.25%, 12/07/11(c).......................                   70        133,985
SBC Jersey
   8.75%, 12/18/25(c).......................                  118        304,697
SLM Student Loan Trust
   5.15%, 9/17/15(d)........................                  100        177,554
South Wales Electricity
   9.25%, 11/09/20(c).......................                   19         46,136
Southern Peru Copper Corp.
   6.375%, 7/27/15(c).......................   U.S. $         100         97,413
Sprint Capital Corp.
   8.75%, 3/15/32(c)*.......................                5,663      7,080,205
Standard Chartered Bank
   6.75%, 4/27/09(c)........................      GBP         100        182,000
Svenska Handelsbanken
   6.125%, 3/04/09(c).......................                  169        301,667

PORTFOLIO OF INVESTMENTS
March 31, 2006                                                   ACM Income Fund

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
TCNZ Finance LTD.
   6.125%, 12/12/08(c)........................   GBP           60   $    107,028
Telekom Finanzmanagement
   5.00%, 7/22/13(c)..........................   EUR        1,174      1,455,016
Tengizchevroil Fin Co
   6.124%, 11/15/14(d)........................   U.S.$      2,172      2,161,140
Time Warner Entertainment Co. LP
   8.375%, 3/15/23(c).........................                145        163,941
TYCO International Group SA
   6.00%, 11/15/13(c).........................                140        140,636
   6.50%, 11/21/31(c).........................   GBP        1,585      3,004,387
Union Carbide Corp.
   7.75%, 10/01/96(c).........................   U.S.$      1,785      1,839,011
Vodafone Group PLC
   5.625%, 12/04/25(c)........................   GBP           84        147,767
   6.250%, 7/10/08(c).........................                 47         83,920
Wachovia Cap Trust III
   5.80%, 3/15/11(c)..........................   U.S.$        552        542,328
WellPoint Inc.
   5.85%, 1/15/36(c)..........................                 83         78,421
Western Power Distribution LLC
   5.875%, 3/25/27(c).........................   GBP           30         56,224
Westpac Banking Corp.
   5.875%, 4/29/18(c).........................                 60        109,247
WMC Finance USA
   5.125%, 5/15/13(c).........................   U.S.$        500        484,998
WPP Finance Corp.
   5.875%, 6/15/14(c).........................                180        177,741
Yorkshire Power Finance
   7.25%, 8/04/28(c)..........................   GBP           86        185,591
Zurich Capital Trust
   8.376%, 6/01/37(d).........................   U.S.$        253        270,649
Zurich Finance PLC
   6.625%, 10/02/22(c)(e).....................   GBP           94        178,815
                                                                    ------------
Total Corporate Debt - High Grade Obligations
   (cost $89,382,639).........................                        71,531,417
                                                                    ------------
Total Corporate Debt Obligations
   (cost $238,973,173)........................                       218,110,231
                                                                    ------------
BANK LOANS-5.1%
ACCO Brands Corporation
   6.35225-6.68%, 8/15/12.....................   U.S.$        925        931,364
Advantage Sales
   6.90%, 3/29/13.............................              1,000      1,000,000
Allegheny Energy Supply Company, LLC
   6.102-6.36%, 3/08/11.......................                696        699,190
Allied Waste North America, Inc.
   6.39-6.97%, 1/15/12........................              1,913      1,920,062
American Safety Razor Company
   7.55%, 8/28/12.............................              1,392      1,409,484
Amscan 1TL
   7.77%,12/21/12.............................                500        500,000
Arena O-2 TLB
   3.50%, 1/31/12.............................                250        252,657
Atlantic Broadband Finance, LLC
   7.62%, 6/30/11.............................              1,000      1,015,000
Basell TLB
   7.31%, 9/30/15.............................                500        507,610
Basell TLC
   7.6675%, 9/30/16...........................                500        507,610
Blockbuster TLB
   4.00%, 8/20/11.............................              1,000        975,000
Builders FirstSource, Inc.
   7.49%, 7/11/11.............................                178        178,222
Butler Animal Health Supply, LLC
   7.44%, 6/01/11.............................              1,985      1,999,888
Cablevisions TLB
   1.75%, 3/14/13.............................                500        503,280
Calgen 1TL Ommerc BRL SC
   8.38%, 4/01/09.............................                500        521,695
Cellnet Techonolgy, Inc.
   7.98%, 4/22/12.............................                992      1,001,810

PORTFOLIO OF INVESTMENTS
March 31, 2006                                                   ACM Income Fund

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
Cheniere LNG Holdings, LLC
   7.72938%, 9/30/12..........................   U.S.$      1,492     $1,505,559
CII Carbon, LLC
   6.875%, 8/18/12............................                992      1,002,425
Cognis Deutschland GMBH & Co.
   9.3075%, 11/10/13..........................              1,000      1,018,750
Coinstar, Inc.
   6.55%, 7/01/11.............................                753        760,924
Consolidated Communications, Inc.
   6.52-6.72938%, 10/14/11....................              1,330      1,340,773
DaVita Inc.
   6.53-7.11%, 4/30/12........................                942        952,535
Delphi Corp TL JP PR
   13.25%, 6/14/11............................              1,500      1,552,500
Doubleclick, Inc.
   8.75%, 6/14/12.............................                990      1,007,724
DynCorp International LLC
   7.4375-7.8125%, 2/08/11....................                993      1,004,489
Eastman-Kodak TLB
   6.61-7.19%, 10/18/12.......................                997      1,008,413
F & W Publications
   10.40%, 1/12/13............................                500        481,250
Fender Musical 2TL
   8.72%, 9/30/12.............................                500        502,500
Georgia Pacific TLB
   6.88-6.97938%, 2/14/13.....................                499        502,137
Georgia Pacific TLC
   7.69813-7.92%, 2/14/14.....................                500        510,795
Graham Packaging Company, L.P.
   9.25%, 3/04/12.............................              1,000      1,021,250
Harlan TL
   7.05-9.25%, 12/19/11.............. ........                499        503,114
Hawaiian Telecom Communications, Inc.
   7.23%, 10/31/12............................              1,000      1,008,750
Hertz Corp LOC
   4.93%, 12/21/12............................                 33         33,733
Hertz Corp TL
   1.125%, 12/21/12...........................                227        229,976
Hexion Specialty Chemicals
   7.50%, 5/25/12.............................              1,986      2,017,296
Hil Operating TLC
   10.01-10.18%, 6/30/10......................                500        492,500
HIT Entertainment, Inc.
   7.17%, 8/05/12.............................                995      1,001,428
Huntsman International LLC
   6.53%, 12/31/10............................              1,155      1,161,243
IPC Acquisition Corp.
   7.38-7.59%, 7/31/11........................                479        485,577
Jarden Corporation
   6.99-8.75%, 1/01/12........................                926        931,801
John Maneely CTL
   3.00%, 3/24/13.............................                550        558,250
Keystone Automotive TL
   7.46475%, 12/30/12.........................                997        999,994
Kranson Industries, Inc.
   7.73%, 7/31/11.............................                932        941,356
La Paloma Generating Company, LLC
   6.57875-6.72938%, 8/16/12..................              1,930      1,947,419
Lear Corp TL
   1.50%, 2/11/07.............................              1,000        990,000
London Arena W TLB
   8.38%, 1/31/12.............................                250        252,657
Longyear CAD 1LC
   7.98%, 7/28/12.............................                 63         63,656
Longyear Holdings, Inc.
   7.98%, 7/18/12.............................                435        441,229
LPL Holdings TLB GS PR
   3.25%, 6/28/13.............................              1,500      1,513,125
Maax, Inc.
   7.63975-7.97938%, 6/01/11..................              1,736      1,709,764
MetroPCS Wireless, Inc.
   9.50%, 5/03/11.............................              2,200      2,260,500
MGM Holdings II
   7.22938%, 3/15/12..........................              2,500      2,525,000
Motorsport Aftermarket Group, Inc.
   8.23%, 12/31/11............................              1,471      1,476,989
Mueller Group LLC
   6.9175-7.36%, 10/30/12.....................              2,686      2,720,753

PORTFOLIO OF INVESTMENTS
March 31, 2006                                                   ACM Income Fund

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
NewPage Corp.
   7.96%, 4/15/11.............................   U.S.$        858    $   871,100
NRG Funded LOC
   6.97938%, 1/03/13..........................                139        140,929
NRG TLB
   6.82%, 1/06/13.............................                611        618,131
Ntelos, Inc.
   9.83%, 2/24/12.............................              1,000      1,014,380
Owens Corning BKD
   6.56%, 6/26/07.............................                946      1,438,658
Owens-Illinois Group, Inc.
   6.15%, 4/01/08.............................                788        790,896
PanAmSat Corporation
   6.81-6.90%, 7/01/11........................                980        992,336
Penn National Gaming, Inc.
   6.26-6.73%, 5/03/12........................              2,487      2,517,250
Plumpoint 2NL
   8.043%, 9/15/14............................              2,000      1,940,000
Prestige Brands, Inc.
   6.89-9.00%, 4/05/11........................              2,659      2,689,717
Rainbow National Services LLC
   7.18%, 3/31/12.............................              2,970      3,003,650
Rayovac Corporation
   6.17-6.78%, 2/07/12........................              1,849      1,863,759
Regency Gas Services, LLC
   7.23%, 5/15/10.............................              1,985      2,012,294
Reliant Energy, Inc.
   7.175%, 12/22/10...........................                181        181,663
Riverside Energy Center
   8.9175%, 6/22/11...........................              1,603      1,618,980
Rocky Mountain Energy Center, LLC
   8.9175%, 6/22/11...........................              1,236      1,248,861
Sealy Mattress Company
   6.50-6.57%, 4/15/13........................              1,593      1,611,239
SemCrude, L.P.
   7.33-7.41%, 3/16/11........................                818        817,637
Smurfit Stone Container
   6.9375-7.125%, 10/01/10....................                349        354,123
   6.9375-7.125%, 10/01/11....................              1,005      1,018,459
SSA Global TL
   6.97%, 9/28/11.............................              1,492      1,498,097
Stewart Enterprises
   6.4225-6.80625%, 11/01/11..................                404        407,522
Stratus Technologies 2LT
   9.00%, 3/28/12.............................              1,000        970,000
SunGard Data Systems Inc.
   7.215%, 1/15/13............................              1,985      2,010,150
Swett & Crawford 2LL
   11.12%, 11/10/12...........................                500        503,750
Telcordia TLB
   7.22-7.31%, 9/15/12........................                499        493,133
UAL
   8.625%, 2/01/12............................                250        254,062
Universal City Development Partners, Ltd
   6.60-6.98%, 6/09/11........................                987        999,429
UPC Broadband Holding B.V.
   7.28%, 3/03/12.............................              1,000      1,000,970
Vertafore Inc.
   7.31-7.32875%, 1/31/12.....................                263        266,296
VWR International, Inc.
   7.12%, 4/05/11.............................              2,022      2,044,829
William Carter Company
   6.4175-6.54063%, 6/29/12...................              1,680      1,698,703
WMG Acquisitions Corporation
   6.37125-6.81%, 3/22/11.....................              1,428      1,443,414
Xerium Technology TLB
   7.22938%, 5/18/12..........................                748        748,709
                                                                     -----------
Total Bank Loans
   (cost $94,755,650).........................                        95,444,132
                                                                     -----------

PORTFOLIO OF INVESTMENTS
March 31, 2006                                                   ACM Income Fund

                                                    Principal
                                                       Amount
                                                        (000)       U.S. $ Value
--------------------------------------------------------------------------------
NON-CONVERTIBLE - PREFERRED STOCKS-0.1%
Metlife Inc
   6.50%(c).............................                   40   $     1,023,200
Zurich Funding Trust
   1.71%(d)(e)..........................                  500           503,750
                                                                ---------------
Total Non-Convertible Preferred Stocks
   (cost $1,511,500)....................                              1,526,950
                                                                ---------------
CONVERTIBLE - PREFERRED STOCKS-0.0%
UBS Capital VIII
   6.35%(c)
   (cost $975,000)......................               39,000           944,956
                                                                ---------------
WARRANTS-0.0%
Central Bank of Nigeria
   Warrants, expiring 11/15/20(c).......                4,500            99,000
Republic of Venezuela
   Warrants, expiring 4/15/20(g)........                1,785                 0
                                                                ---------------
Total Warrants
   (cost $0)............................                                 99,000
                                                                ---------------
SHORT-TERM INVESTMENTS-13.5%
Repurchase Agreement-9.3%
Merrill Lynch & Co.
   4.74%, 3/31/06, due
   4/03/06 in the amount of
   $174,168,770 (collateralized by
   $43,105,000 FHLB, 5.75%, 7/21/25;
      value-$40,359,000 $44,370,000
   FHLB, 5.75%, 6/30/25;
      value-$41,705,000 $50,000,000
      FNMA, 6.03%,
   12/14/29; value-$47,488,000
      $38,345,000 FHLMC, 6.75%, 9/15/29;
   value-$44,548,000)
   (cost $174,100,000)..................   U.S.$      174,100       174,100,000
                                                                ---------------
Time Deposit-0.6%
State Street Time Deposit
   4.10%, 4/03/06
   (cost $11,410,000)...................               11,410        11,410,000
                                                                ---------------
U.S. Treasury Obligations-3.6%
U.S. Treasury Bills
   0.01%, 6/22/06(h)....................                6,000         5,940,492
   3.062%, 4/20/06(a)...................               57,000        56,877,906
   3.244%, 8/10/06(a)(c)................                4,000         3,935,040
                                                                ---------------
   (cost $66,743,423)...................                             66,753,438
                                                                ---------------
Total Short-Term Investments
   (cost $252,253,423)..................                            252,263,438
                                                                ---------------
Total Investments Before Security
   Lending Collateral-163.2%
   (cost $2,948,852,395)................                          3,050,721,468
                                                                ---------------
INVESTMENT OF CASH COLLATERAL FOR
   SECURITIES LOANED-1.8%
Short-Term Investment
UBS Private Money Market Fund, LLC
   4.67%                                           34,172,716        34,172,716
                                                                ---------------
   (cost $34,172,716)...................
Total Investments-165.0%
   (cost $2,982,895,285)................                          3,084,894,184
Other assets less liabilities-(65.0%)...                         (1,215,726,647)
                                                                ---------------
Net Assets-100.0%.......................                        $ 1,869,167,537
                                                                ===============

PORTFOLIO OF INVESTMENTS
March 31, 2006                                                   ACM Income Fund

FINANCIAL FUTURES CONTRACTS SOLD

                                                                Value at
                       Number of  Expiration                    March 31,    Unrealized
Type                   Contracts     Month    Original Value      2006      Appreciation
----------------------------------------------------------------------------------------
5 Year Swap                          June
Futures                  2,555       2006       $263,880,184  $263,244,844    $  635,340

U.S. Treasury 5 Year                 June
Futures                  1,824       2006        191,234,579   190,494,000       740,579

U.S. Treasury 10 Year                June
Futures                  4,385       2006        471,638,302   466,522,891     5,115,411

U.S. Treasury 30 Year                June
Futures                   189        2006         21,337,489    20,630,531       706,958
                                                                              ----------
                                                                              $7,198,288
                                                                              ----------

FORWARD EXCHANGE CURRENCY CONTRACTS

                           U.S. $
                          Contract     Value on      U.S. $      Unrealized
                           Amount    Origination    Current     Appreciation/
                            (000)        Date        Value     (Depreciation)
-----------------------------------------------------------------------------
Buy Contracts
Australian Dollar,
   settling 5/12/06 ...      25,676  $18,946,943  $18,367,777     $ (579,166)
British Pound,
   settling 4/06/06 ...         105      183,506      181,758         (1,748)
   settling 4/18/06 ...          48       81,539       81,279           (260)
   settling 4/21/06 ...         157      272,807      273,051            244
   settling 4/27/06 ...         765    1,340,930    1,330,181        (10,749)
Canadian Dollar,
   settling 4/10/06 ...      27,776   24,111,978   23,790,422       (321,556)
Euro,
   settling 4/18/06 ...      22,529   26,944,430   27,331,956        387,526
Japanese Yen,
   settling 3/31/06 ...   4,318,617   36,660,282   36,691,733         31,451
   settling 5/31/06 ...   3,222,426   27,543,895   27,610,758         66,863
Mexican Peso,
   settling 4/21/06 ...       2,801      258,676      256,977         (1,699)
Polish Zloty,
   settling 4/06/06 ...       7,791    2,402,166    2,407,867          5,701
South African Rand,
   settling 4/28/06 ...       3,261      524,998      528,004          3,006
South Korean Won,
   settling 7/21/06 ...  19,544,302   20,047,494   20,169,558        122,064
Sale Contracts
British Pound,
   settling 4/06/06 ...          40       70,120       69,481            639
   settling 4/21/06 ...          49       86,781       85,882            899
   settling 4/27/06 ...       9,780   17,026,094   16,996,531         29,563
Euro,
   settling 4/18/06 ...      28,561   34,163,914   34,648,758       (484,844)
   settling 5/18/06 ...         574      693,891      697,785         (3,894)
Japanese Yen,
   settling 3/31/06 ...   4,318,617   36,710,694   36,691,733         18,961
Mexican Peso,
   settling 4/21/06 ...     378,533   35,757,650   34,729,707      1,027,943
   settling 5/23/06 ...     300,080   27,781,105   27,463,927        317,178
Peruvian Nuevo Sol,
   settling 5/03/06 ...       1,483      440,000      439,335            665
Polish Zloty,
   settling 4/06/06 ...       9,439    2,995,000    2,917,405         77,595
South Korean Won,
   settling 9/18/06 ...  18,408,728   18,948,377   19,026,617        (78,240)

PORTFOLIO OF INVESTMENTS
March 31, 2006                                                   ACM Income Fund

CREDIT DEFAULT SWAP CONTRACTS

                                     Notional                           Unrealized
Swap Counterparty &                    Amount  Interest  Termination   Appreciation/
Referenced Obligation                   (000)    Rate        Date     (Depreciation)
------------------------------------------------------------------------------------
Buy Contracts:
Citigroup Global Markets, Inc.
   Republic of Colombia
   8.375%, 2/15/27 ................     1,900     3.02%      1/20/10    $  (134,657)
Citigroup Global Markets, Inc.
   Republic of Hungary
   4.50%, 2/06/13 .................    10,250     0.50      11/26/13          3,706
Citigroup Global Markets, Inc.
   Republic of Hungary
   4.50%, 1/29/14 .................    10,000     0.30      10/20/15        203,507
Citigroup Global Markets, Inc.
   Republic of Philippines
   10.625%, 3/16/25 ...............     3,360     5.60       3/20/14       (598,360)
J P Morgan Chase
   Republic of Hungary
   4.50%, 2/06/13 .................     1,280     0.30      10/20/15         27,200
J P Morgan Chase
   Ford Motor Credit Company
   7.00%, 10/01/13 ................    25,000     5.90       3/20/11     (1,228,469)
Sale Contracts:
Citibank N.A.
   Republic of Brazil
   12.25%, 3/06/30 ................     1,910     3.09       8/20/10        133,026
Citigroup Global Markets, Inc.
   Republic of Brazil
   12.25%, 3/06/30 ................     1,932     1.98       4/20/07         50,744
Citigroup Global Markets, Inc.
   Republic of Brazil
   12.25%, 3/06/30 ................     6,275     4.40       5/20/06        139,791
Citigroup Global Markets, Inc.
   Republic of Colombia
   8.375%, 2/15/27 ................     3,750     1.13       1/20/07         34,579
Citigroup Global Markets, Inc.
   OAO Gazprom
   5.875-10.50%, 4/25/07-4/28/34 ..    10,000     1.04      10/20/10         68,572
Citigroup Global Markets, Inc.
   Republic of Philippines
   10.625%, 3/16/25 ...............     3,360     4.95       3/20/09        382,948
Credit Suisse First Boston
   Republic of Brazil
   12.25%, 3/06/30 ................       600     6.90       6/20/07         58,346
Credit Suisse First Boston
   Republic of Venezuela
   9.25%, 10/20/15 ................       950     3.17      10/20/15         86,141
Deutsche Bank AG
   Republic of Brazil
   12.25%, 3/06/30 ................     1,932     1.90       4/20/07         48,396
J P Morgan Chase
   OAO Gazprom
   5.875-10.50%, 4/25/07-4/28/34 ..     1,380     1.04      10/20/10          9,465
Morgan Stanley
   Republic of Brazil
   12.25%, 3/06/30 ................     4,800     3.80       8/20/06         87,014

PORTFOLIO OF INVESTMENTS
March 31, 2006                                                   ACM Income Fund

REVERSE REPURCHASE AGREEMENTS

                     Interest
Broker                 Rate    Maturity     Amount
-----------------------------------------------------
Barclays Securities    0.750%  12/29/06  $  1,581,822
Barclays Securities    4.000   12/29/06     2,810,555
Merrill Lynch          4.450    4/04/06    36,302,119
Merrill Lynch          4.530    4/04/06    50,089,091
Merrill Lynch          4.530    4/04/06    75,714,106
Merrill Lynch          4.580    4/04/06    31,466,231
Morgan Guarantee       4.560    4/04/06   231,994,797
                                         ------------
                                         $429,958,721
                                         ============

*    Represents entire or partial securities out on loan.

(a) Positions, or portion thereof, with an aggregate market value of $1,027,039,731 have been segregated to collateralize the loan payable outstanding.

(b) Positions, or portion thereof, with an aggregate market value of $431,081,854 have been segregated to collateralize reverse repurchase agreements.

(c) Positions, or portion thereof, with an aggregate market value of $499,669,138 have been segregated to collateralize open forward exchange currency contracts.

(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the aggregate market value of these securities amounted to $405,970,280 or 21.72% of net assets.

(e) Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at March 31, 2006.

(f) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(g)  Non-income producing security.

(h) Positions, or portion thereof, with an aggregate market value of $5,940,492 has been segregated to collateralize margin requirements for the open futures contracts.

Currency Abbreviations:

ARS    - Argentine Peso
BRL    - Brazilian Real
COP    - Colombian Peso
CRC    - Costa Rican Colon
DOP    - Dominican Peso
EUR    - Euro
GBP    - British Pound
IDR    - Indonesian Rupiah
KRW    - South Korean Won
MXN    - Mexican Peso
PEN    - Peruvian Nuevo Sol
PLN    - Polish Zloty
TRY    - New Turkish Lira
U.S. $ - United States Dollar

Glossary of Terms:

DCB   - Debt Conversion Bond
FHLB  - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA  - Federal National Mortgage Association
FRN   - Floating Rate Note
PIK   - Pay-In-Kind Payments
TBA   - (To Be Assigned) - Securities are purchased on a forward commitment with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

PORTFOLIO OF INVESTMENTS
March 31, 2006                                                   ACM Income Fund

COUNTRY BREAKDOWN

                     Percent of Total
Country                 Investments
-------------------------------------
United States             77.80%
Brazil                     5.91
Mexico                     3.52
Russia                     3.08
Turkey                     1.85
United Kingdom             1.07
Argentina                  0.97
Philippines                0.73
Colombia                   0.60
South Korea                0.60
Venezuela                  0.59
Germany                    0.49
Peru                       0.45
Indonesia                  0.41
Luxembourg                 0.35
Netherlands                0.24
Uruguay                    0.19
Bermuda                    0.18
Cayman Islands             0.15
Canada                     0.14
Panama                     0.11
Kazakhstan                 0.08
Nigeria                    0.07
Austria                    0.05
Ecuador                    0.05
Lebanon                    0.05
Australia                  0.04
Costa Rica                 0.03
Ukraine                    0.03
Dominican Republic         0.02
El Salvador                0.02
France                     0.02
Ireland                    0.02
Poland                     0.02
Spain                      0.02
Bulgaria                   0.01
Greece                     0.01
Japan                      0.01
South Africa               0.01
Sweden                     0.01

All data are as of March 31, 2006. The Fund's country breakdowns are expressed as a percentage of total investments and may vary over time.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ------------------------------------------------------------------
3 (a) (1)     Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)     Certification of Principal Financial Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant ACM Income Fund, Inc.


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date: May 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date: May 25, 2006


By: /s/ Mark D. Gersten
    ---------------------------------
    Mark D. Gersten
    Treasurer and Chief Financial Officer

Date: May 25, 2006


                                        4